Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net of allowances (in Dollars)	$ 237	$ 272
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Dollars)	$ 5,000,000	$ 5,000,000	$ 5,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	43,154,195	3,570,894	1,730,141
Common stock, shares outstanding	43,154,194	3,570,893	1,730,140
Treasury stock	1	1	1
Series7 Convertible Preferred Stock
Mezzanine equity, convertible preferred stock, shares authorized		58,750	58,750
Mezzanine equity, convertible preferred stock, shares issued		0	49,250
Mezzanine equity, convertible preferred stock, shares outstanding		0	49,250
Series8 Convertible Preferred Stock
Mezzanine equity, convertible preferred stock, shares authorized		53,197.7234	53,197.7234
Mezzanine equity, convertible preferred stock, shares issued		0	0
Mezzanine equity, convertible preferred stock, shares outstanding		0	0
Series 4 Convertible Preferred Stock
Preferred stock, shares authorized	10,415	10,415	10,415
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Series 5 Convertible Preferred Stock
Preferred stock, shares authorized	12,000	12,000	12,000
Preferred stock, shares issued	126	126	126
Preferred stock, shares outstanding	126	126	126
Previously Reported
Accounts receivable, net of allowances (in Dollars)		$ 231	$ 272